091-16483fo

For Internal Use Only
Sec File No. 9-

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and 9 Copies

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SEC
Mail Processing
Section
OCT 11 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035467

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form: [signature]

Date: October 10, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 11 2013

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON OCTOBER 8, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
MLPC	Corporation	Index Linked Notes	Miller/Howard MLP Fundamental Index	Various U.S. Markets	Broad
EMCG	Trust	Investment Company Units	WisdomTree Emerging Markets Consumer Growth Index	Various World Markets	Broad
DBUK	Trust	Investment Company Units	MSCI United Kingdom US Dollar Hedged Index	Various World Markets	Broad
DBEU	Trust	Investment Company Units	MSCI Europe US Dollar Hedged Index	Various World Markets	Broad
DBAP	Trust	Investment Company Units	MSCI Asia Pacific ex Japan US Dollar Hedged Index	Various World Markets	Broad
RDIV	Trust	Investment Company Units	RevenueShares Ultra Dividend Index	Various U.S. Markets	Broad
JNUG	Trust	Investment Company Units	300% of the performance of the Market Vectors Junior Gold Miners Index	Various World Markets	Broad
JDST	Trust	Investment Company Units	300% of the inverse (or opposite) of the Market Vectors Junior Gold Miners Index.	Various World Markets	Broad

BATS
Making Markets Better®

SEC
Mail Processing
Section
OCT 11 2013
Washington DC
404

October 10, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding eight (8) derivative securities products that commenced trading on BATS Exchange on October 8, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 11 2013